Restricted Cash and Deposits	6 Months Ended
Jun. 30, 2026
Restricted Cash and Deposits [Abstract]
Restricted Cash and Deposits

Note 4 - Restricted Cash and Deposits

	June 30, 2026	December 31, 2025
	€ in thousands

Short-term restricted cash	590	656

Restricted cash and bank deposits, long-term (1)	15,695	16,071

(1)	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.